Capital and Reserves (Details) shares in Thousands	6 Months Ended
Jun. 30, 2022 shares
Disclosure of classes of share capital [abstract]
Issued and paid-in share capital as at the beginning of the period	125,770
Exercise of share options during the period – Share-Based Payment-related	589
Issued not - for cash during the period	176 [1]
Issued and paid-in share capital as at June 30	126,535
Authorized share capital	1,000,000

[1]	Allocated to POM founders as part of original SPA